Employee Benefit Plans - Schedule of Accumulated and Other Comprehensive Income (Loss) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Retirement Benefits [Abstract]
Net accumulated actuarial net gain	$ 9,745	$ 6,256
Accumulated other comprehensive gain	9,745	6,256
Net periodic benefit cost in excess of cumulative employer contributions	(4,126)	(4,455)
Net asset (liability) at end of year	5,619	1,801
Net actuarial gain arising during period	4,129	2,547
Amortization of net actuarial gain	(640)	0
Total recognized in other comprehensive income (loss)	3,489	2,547
Total recognized in net periodic pension cost and other comprehensive income (loss)	$ (3,818)	$ (2,046)